Other Current Assets and Other Current Financial Assets - Summary of Other Current Assets (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Current Assets [abstract]
Prepaid expenses	$ 2,714	$ 2,425
Recoverable taxes	316
Agreements with customers	146	192
Licenses	146	224
Other	98	47
Other current assets	$ 3,420	$ 2,888